CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
REVENUES
Time charter revenues	$ 23,345	$ 11,462	$ 67,799	$ 34,039
Total revenues	23,345	11,462	67,799	34,039
OPERATING EXPENSES
Vessel operating expenses	(4,674)	(1,684)	(12,708)	(5,543)
Construction contract expenses	0	0	(315)	0
Administrative expenses	(2,336)	(1,984)	(7,036)	(6,298)
Depreciation and amortization	(2,647)	(8)	(7,912)	(23)
Total operating expenses	(9,657)	(3,676)	(27,971)	(11,864)
Equity in earnings (losses) of joint ventures	6,565	(249)	(2,010)	9,111
Operating income (loss)	20,253	7,537	37,818	31,286
FINANCIAL INCOME (EXPENSE), NET
Interest income	192	2,423	697	7,275
Interest expense	(6,283)	(3,744)	(19,043)	(11,253)
Gain (loss) on derivative instruments	517	354	1,178	467
Other items, net	(778)	(1,276)	(2,779)	(3,310)
Total financial income (expense), net	(6,352)	(2,243)	(19,947)	(6,821)
Income (loss) before tax	13,901	5,294	17,871	24,465
Income tax expense	(476)	(109)	(1,426)	(261)
Net income (loss)	$ 13,425	$ 5,185	16,445	$ 24,204
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 6,759
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.51	$ 0.20	$ 0.61	$ 0.92
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,342
Earnings per unit
Earnings Per Share (basic and diluted)	0.51	0.20	$ 0.63	0.92
Subordinated units [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 8,344
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.51	$ 0.20	$ 0.63	$ 0.92